Restructuring	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring
Note 10: Restructuring
During the fourth quarter of 2013, as a result of a comprehensive operational review, we committed to a restructuring plan intended to, among other things, better align our cost structure with revenue growth in our core businesses. As part of the plan, we discontinued the Rubi, Crisp Market, and Star Studio concepts (see Note 12: Discontinued Operations for further information). Also as part of the restructuring plan, we implemented actions to reduce costs in our continuing operations primarily through workforce reductions across the Company. The closure of all discontinued ventures and the workforce reductions were completed in 2014 and we expect no further restructuring charges.
The detail of restructuring charges incurred by reportable segment (on an allocated basis) and expense type is as follows:

Dollars in thousands	Cumulative as of December 31, 2014	Year Ended December 31, 2014	Year Ended December 31, 2013
Redbox
Severance	$4,306	$535	$3,771
Coinstar
Severance	747	23	724
Discontinued Operations
Severance	1,026	155	871
Other	1,873	435	1,438
Total	$7,952	$1,148	$6,804

A reconciliation of the beginning and ending liability balance by expense type is as follows:

Dollars in thousands	Severance	Other
Beginning balance - January 1, 2013	$—	$—
Costs charged to expense	5,366	1,438
Costs paid or otherwise settled	(2,858)	(20)
Balance as of December 31, 2013	2,508	1,418
Costs charged to expense	713	435
Costs paid or otherwise settled	(3,221)	(1,853)
Ending balance - December 31, 2014	$—	$—

The line items in our Consolidated Statements of Comprehensive Income in which the expenses are recorded are as follows:

	Year Ended December 31,
	2014		2013
Dollars in thousands	Severance	Other	Severance	Other
Direct operating	$410	$—	$—	$—
General and administrative	148	—	4,495	—
Loss from discontinued operations, net of tax	155	435	871	1,438
Total expense	$713	$435	$5,366	$1,438